Kilpatrick Townsend & Stockton LLP ktslaw.com	1001 West Fourth Street Winston-Salem, NC 27101-2400

January 28, 2025	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 jskinner@ktslaw.com

VIA EDGAR

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (“Trust”) (File Nos. 333-205411 and 811-23063), on behalf of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T; please find Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of making material changes to the investment strategy of the Horizon Defensive Core Fund.

We request, in accordance with (i) Securities Act Release No. 6510 (February 15, 1984); and (ii) Division of Investment Management IM Guidance Update No. 2016-06 (December 2016), that this Amendment receive selective review from the U.S. Securities and Exchange Commission and its staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are not substantially different from the disclosures that the Funds previously filed in Post-Effective Amendment No. 41.

Further, the Trust notes the following recent reviews of the Trust’s registration statement:

●	the Trust’s prior registration statement making making material changes to the investment strategy of the Horizon Active Dividend Fund; and making changes to the names of the Horizon Equity Premium Income Fund, Horizon Multi-Factor US Equity Fund, Horizon Defensive Core Fund, and Horizon Multi-Factor Small/Mid Cap Fund was recently reviewed by the staff (see Post-Effective Amendment No. 40 filed October 3, 2023 reflecting staff comments on the Rule 485(a) filing made July 31, 2023).

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January 28, 2025

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey Skinner

Jeffrey Skinner

CC:	Matt Chambers, Secretary of the Trust